Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,308	$ 11,121	$ 10,088	$ 12,477	$ 10,796
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,477	13,483	11,680	13,831	10,558
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,658	16,281	14,894	15,582	11,509
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 13,647	12,435	10,965	12,940	10,126
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 12,424	11,646	10,702	13,338	11,023
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 13,566	12,361	10,899	12,863	10,066
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 14,609	13,071	11,132	12,923	9,876
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 19,446	16,061	14,257	15,389	11,093
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,110	$ 16,463	$ 14,567	$ 15,276	$ 11,196